UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: March 31, 2001
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     May 14, 2001

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $59,805,114

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
AMERICAN PWR CONVERSION CORP    COM    029066107   2206   171135   SH  SOLE SOLE
ARTESYN TECHNOLOGIES            COM    043127109   3144   290790   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   4359   202755   SH  SOLE SOLE
COGNEX CORP                     COM    192422103   1574    63600   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106    373    19340   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304    169    14636   SH  SOLE SOLE
HEWLETT PACKARD CO              COM    428236103    832    26592   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    308    13000   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101    379    20550   SH  SOLE SOLE
KRONOS INC                      COM    501052104   7272   231327   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   3897    94915   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    239     5505   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    338     8200   SH  SOLE SOLE
MEDIA ARTS GROUP INC            COM    58493C102   1101   249200   SH  SOLE SOLE
MICREL INC                      COM    594793101   1472    52703   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   2913   398380   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101   1199   172878   SH  SOLE SOLE
NUCOR CORP                      COM    670346105    401    10000   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101   2772   142155   SH  SOLE SOLE
PFIZER INC                      COM    717081103   2208    53930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   1894   182903   SH  SOLE SOLE
ROGERS CORP                     COM    775133101  11637   327710   SH  SOLE SOLE
SANMINA CORP                    COM    800907107   1388    70966   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   7273   312835   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     56   180010   SH  SOLE SOLE
WORLD ACCESS INC                COM    98141A101     11    46689   SH  SOLE SOLE
XILINX INC			COM    983919101    385    10965   SH  SOLE SOLE